SCHEDULE OF OTHER PAYABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Excise Tax		$ 1,569	$ 1,569
Accrued expenses		1,872	1,596
Employees, salaries and related liabilities		574	1,008
Liabilities for grants received (see also note 22)		202	177
Total	$ 3,664	$ 4,217	$ 4,350